EMPLOYMENT COSTS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
General and administrative	$ 3,837	$ 3,983
Exploration and evaluation	1,771	2,510
Share-based payments	27	1,068
Total employement cost	5,635	7,561
General and administrative
Statement [Line Items]
Salaries and benefits	1,386	1,439
Amounts paid for services by HDSI personnel	2,451	2,544
Exploration and evaluation
Statement [Line Items]
Salaries and benefits	1,486	1,701
Amounts paid for services by HDSI personnel	$ 285	$ 809